Summary of Significant Accounting Policies (Details) - Schedule of associates		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redbanc S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	[1]	Redbanc S.A. (*)
Main activity	[1]	ATM services
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[1]			33.43%
Transbank S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	[1]	Transbank S.A. (*)
Main activity	[1]	Debit and credit card services
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[1]			25.00%
Centro de Compensación Automatizado [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Centro de Compensacin Automatizado
Main activity		Electronic fund transfer and compensation services
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		33.33%	33.33%	33.33%
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Sociedad Interbancaria de Depsito de Valores S.A.
Main activity		Delivery of securities on public offer
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		29.29%	29.29%	29.29%
Camara de Compensacion de Alto Valor S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Cmara Compensacin de Alto Valor S.A.
Main activity		Payments clearing
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		15.00%	15.00%	15.00%
Administrador Financiero del Transantiago S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Administrador Financiero del Transantiago S.A.
Main activity		Administration of boarding passes to public transportation
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		20.00%	20.00%	20.00%
Sociedad Nexus S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	[1]	Sociedad Nexus S.A. (*)
Main activity	[1]	Credit card processor
Place of incorporation and operation	[1]	Santiago, Chile
Percentage of ownership share	[1]			12.90%
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Servicios de Infraestructura de Mercado OTC S.A.
Main activity		Administration of the infrastructure for the financial market of derivative instruments
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		12.48%	12.48%	12.48%

[1]	The Bank is in process to sell its share participation on Redbanc S.A. and Transbank S.A. therefore it has been classified in accordance to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations” as investment available for sale. Otherwhise its share participation in Nexus S.A., has been sold. See Note N°38.